NORWEST ADVANTAGE FUNDS
                         SUPPLEMENT DATED APRIL 23, 1999
                              TO CURRENT PROSPECTUS


This Supplement addresses the following matters:

o The reorganization of the Norwest Advantage Funds into new funds of Wells Fargo Funds Trust as part of the combination of the Stagecoach and Norwest Advantage fund families;

o Changes to the funds' sales charge structure and enhancements to sales charge reduction programs; and

o    Changes to the way you purchase, redeem and exchange fund shares.


       FUND REORGANIZATIONS

       On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

       If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

       The reorganizations contemplate, however, that each of the following Norwest Advantage Funds will reorganize into a portfolio of Wells Fargo Funds Trust that may have somewhat different investment policies from those of the fund and may combine with other Stagecoach or Norwest Advantage funds:

           Norwest Advantage Funds                Wells Fargo Funds Trust
           -----------------------                -----------------------
           Valugrowth Stock Fund                  Growth Fund
           Small Company Stock Fund               Small Cap Fund
           Total Return Bond Fund                 Income Fund
           Exchange Shares of                     Money Market Fund
             Ready Cash Investment Fund

       You may not purchase shares of the Wells Fargo Funds Trust portfolios until after the reorganizations occur, but you currently may purchase shares of substantially similar funds within the Stagecoach or Norwest Advantage fund families.

       You need not act with respect to the reorganizations at this time or make any changes to your investments. Norwest Advantage Funds and Wells Fargo Funds Trust will mail proxy materials to you in June if you are a shareholder as of May 6, 1999. These materials will describe the reorganizations in detail, including any effect on expense ratios. If you buy fund shares after that date, you will not be entitled to vote those shares on the fund's reorganization, but you may request a copy of the proxy materials.

       You should be aware that, for certain share classes of certain Funds, expense ratio increases of up to 0.28% are contemplated. In other cases, expense ratios are expected to remain unchanged. THE REORGANIZATIONS ARE

       EXPECTED TO BE TAX-FREE TRANSACTIONS. THE REORGANIZATIONS WILL NOT TRIGGER ANY SALES CHARGES.

       If you have any questions or, after early June, if you want to request a copy of the proxy materials, you should call 1-800-394-0736.


       CHANGES IN SALES CHARGES

       Beginning  May 17,  1999,  the sales  load  structure  for A Shares and B
       Shares will change to the structure set forth below. This information about the funds' sales charge structure replaces all corresponding information about sales charges in your current Prospectus. The sales load structure for A and B share classes of the Stable Income Fund will not change. Please refer to a current copy of your Prospectus for information on the load structures of this fund.

       A SHARES*

            BREAKPOINT                                       LOAD
                                                                    FIXED INCOME
                                                              AND TAX-FREE FIXED
                                               EQUITY FUNDS         INCOME FUNDS
   less than $50,000                               5.75%                4.50%
             $50,000-99,999                        4.75%                4.00%
             $100,000-249,999                      3.75%                3.50%
             $250,000-499,999                      2.75%                2.50%
             $500,000-999,999                      2.00%                2.00%
greater than $1,000,000                            0.00%                0.00%

       *If you redeem A Shares purchased without a sales charge within one year of the date of purchase, the funds may impose a 1.00% charge. This charge is based on the lower of the NAV of the shares redeemed on the date of purchase or the date of redemption.

       B SHARES

       If you purchase B Shares of any fund after May 17, 1999, those shares will not convert into A Shares until the beginning of the eighth year after your purchase. You will pay a CDSC on these B Shares as follows if you redeem them before they convert:

        ------------------------------------------------------------------------------------------------------------------------
                             YEAR 1        YEAR 2        YEAR 3         YEAR 4          YEAR 5         YEAR 6        YEAR 7
        ------------------ ------------ ------------- ------------- --------------- --------------- ------------- --------------
               CDSC            5%            4%            3%             3%              2%             1%            0%
        ------------------------------------------------------------------------------------------------------------------------

       EXCHANGES

       Beginning May 17, 1999, if you exchange A Shares of a fund for A Shares of another fund with a higher sales load, you will not be required to pay the difference in the sales load.

       SALES CHARGE REDUCTION PROGRAM ENHANCEMENTS:

       A SHARES
       Beginning May 17, 1999, if you purchase A Shares of a Norwest Advantage Fund, that purchase may count towards reductions of sales charges for purchases of Class A shares of funds in the Stagecoach fund family. Currently, through Rights of Accumulation, you may reduce the sales charges you pay on A Shares of Norwest Advantage Funds by accumulating purchases of different Norwest Advantage Funds to reach one of the breakpoints listed in this Supplement. You also may pay a lower sales charge by signing a Statement of Intention to invest a specific amount over a certain period of time. Beginning May 17, 1999, you may use your Norwest Advantage Funds Right of Accumulation or Statement of Intention to accumulate purchases of different Norwest Advantage Funds AND STAGECOACH FUNDS to reach a breakpoint in the sales charges for A Shares.

       B SHARES
       Beginning May 17, 1999, a fund will not charge any CDSC for your withdrawal of B Shares under an Automatic Withdrawal Plan, provided that your aggregate withdrawal of the fund's shares under the Plan does not exceed 10% annually of your B Shares shareholdings of the fund, based on the anniversary date of the Plan.

       CHANGES TO PURCHASES, REDEMPTIONS AND EXCHANGES OF FUND SHARES

       After May 17, 1999, you should use the following new addresses when mailing or wiring funds to your Norwest Advantage Funds account or sending written requests to the transfer agent:



         BY REGULAR MAIL:               Norwest Advantage Funds
                                        P.O. Box 8265
                                        Boston, MA 02266-8265

         BY OVERNIGHT MAIL ONLY TO:     Norwest Advantage Funds
                                        Attn:  CCSU
                                        Boston Financial
                                        66 Brooks Drive
                                        Braintree, MA 02184

         BY WIRE TO:                    State Street Bank & Trust
                                        Boston, MA
                                        ABA 011000028
                                        FNF: (Norwest Advantage Fund name]
                                        AC: 9905-434-8
                                        For Further Credit: _____________
                                        (Name on Norwest Advantage Fund Account
                                        and Fund Account Number)

       You should use these addresses instead of those currently set forth in the section of your current Prospectus describing how to buy and sell fund shares. All other information in that section remains unchanged. YOUR CURRENT SHAREHOLDER SERVICES TELEPHONE NUMBER WILL REMAIN THE SAME. FOR INFORMATION ON YOUR ACCOUNT, YOU SHOULD CONTINUE TO CALL 1-612-667-8833 (MINNEAPOLIS/ST. PAUL) OR 1-800-338-1348 (ELSEWHERE) AND
       PRESS OPTION 3.